Schedule of Investments(a)
May 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.99%
Aerospace & Defense–1.95%
Teledyne Technologies, Inc.(b)	367,851	$154,302,459
Textron, Inc.	2,323,801	159,110,654
		313,413,113
Agricultural Products–0.31%
Darling Ingredients, Inc.(b)	722,803	49,483,093
Application Software–3.79%
DocuSign, Inc.(b)	683,239	137,754,647
Paycom Software, Inc.(b)	129,898	42,814,381
RingCentral, Inc., Class A(b)(c)	1,100,092	288,741,147
Synopsys, Inc.(b)	470,732	119,725,977
Unity Software, Inc.(b)(c)	234,811	22,180,247
		611,216,399
Asset Management & Custody Banks–2.84%
Apollo Global Management, Inc.	4,120,741	236,283,289
KKR & Co., Inc., Class A	3,976,886	221,472,781
		457,756,070
Automobile Manufacturers–0.73%
General Motors Co.(b)	1,970,775	116,886,665
Automotive Retail–0.30%
CarMax, Inc.(b)	419,078	48,273,595
Biotechnology–0.84%
Alnylam Pharmaceuticals, Inc.(b)	126,102	17,905,223
BeiGene Ltd., ADR (China)(b)	113,961	40,856,158
C4 Therapeutics, Inc.(b)(c)	443,972	16,404,766
Kura Oncology, Inc.(b)(c)	1,205,709	26,827,025
uniQure N.V. (Netherlands)(b)	969,401	33,667,297
		135,660,469
Casinos & Gaming–1.78%
Caesars Entertainment, Inc.(b)	928,846	99,804,503
Penn National Gaming, Inc.(b)(c)	2,281,158	186,986,521
		286,791,024
Construction Machinery & Heavy Trucks–0.48%
Oshkosh Corp.	584,410	76,814,850
Consumer Electronics–1.63%
Sony Group Corp. (Japan)	2,650,800	263,383,289
Consumer Finance–0.29%
American Express Co.	288,450	46,189,499
Copper–1.50%
Freeport-McMoRan, Inc.	5,656,839	241,660,162
Data Processing & Outsourced Services–8.49%
PayPal Holdings, Inc.(b)	2,042,767	531,160,275
Square, Inc., Class A(b)(c)	813,073	180,925,004
StoneCo Ltd., Class A (Brazil)(b)	3,677,615	242,612,262
Visa, Inc., Class A(c)	1,822,575	414,271,297
		1,368,968,838
Shares		Value
Diversified Support Services–0.32%
Cintas Corp.	143,848	$50,856,022
Electrical Components & Equipment–0.47%
ABB Ltd., ADR (Switzerland)(c)	2,224,671	75,950,268
Environmental & Facilities Services–0.45%
GFL Environmental, Inc. (Canada)(c)	2,242,103	72,958,032
Financial Exchanges & Data–0.31%
MarketAxess Holdings, Inc.	73,190	34,146,063
S&P Global, Inc.	41,956	15,921,043
		50,067,106
Food Distributors–1.16%
US Foods Holding Corp.(b)	4,798,074	186,837,002
Health Care Equipment–2.54%
Abbott Laboratories	129,666	15,125,539
DexCom, Inc.(b)	65,822	24,313,989
Intuitive Surgical, Inc.(b)	157,197	132,388,169
Teleflex, Inc.	250,411	100,712,800
Zimmer Biomet Holdings, Inc.	816,445	137,432,187
		409,972,684
Health Care Services–0.44%
Amedisys, Inc.(b)(c)	276,955	71,556,863
Health Care Supplies–1.40%
Align Technology, Inc.(b)	194,531	114,802,470
Cooper Cos., Inc. (The)	241,805	95,138,177
West Pharmaceutical Services, Inc.	46,272	16,079,983
		226,020,630
Home Improvement Retail–2.33%
Lowe’s Cos., Inc.	1,929,061	375,838,955
Hotels, Resorts & Cruise Lines–2.36%
Booking Holdings, Inc.(b)	143,837	339,678,267
Travel + Leisure Co.	625,614	40,758,752
		380,437,019
Industrial Conglomerates–0.41%
Roper Technologies, Inc.	146,949	66,128,520
Integrated Oil & Gas–1.21%
Occidental Petroleum Corp.	7,529,432	195,464,055
Interactive Home Entertainment–4.65%
Activision Blizzard, Inc.	3,772,984	366,922,694
Electronic Arts, Inc.	764,576	109,280,848
Nintendo Co. Ltd. (Japan)	389,900	241,163,315
Take-Two Interactive Software, Inc.(b)	171,302	31,786,799
		749,153,656
Interactive Media & Services–10.05%
Alphabet, Inc., Class A(b)	273,910	645,564,784
Facebook, Inc., Class A(b)	2,409,091	791,940,484
Kuaishou Technology (China)(b)(d)(e)	2,308,000	56,616,764
Pinterest, Inc., Class A(b)	953,737	62,279,026

See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Interactive Media & Services–(continued)
ZoomInfo Technologies, Inc., Class A(b)	1,454,971	$63,771,379
		1,620,172,437
Internet & Direct Marketing Retail–12.91%
Alibaba Group Holding Ltd., ADR (China)(b)	1,086,289	232,422,394
Amazon.com, Inc.(b)	403,553	1,300,679,568
Farfetch Ltd., Class A (United Kingdom)(b)	5,690,528	263,642,162
HelloFresh SE (Germany)(b)	2,436,791	220,497,573
MercadoLibre, Inc. (Argentina)(b)	47,007	63,867,001
		2,081,108,698
Internet Services & Infrastructure–0.78%
Twilio, Inc., Class A(b)	376,287	126,432,432
Leisure Products–0.30%
Polaris, Inc.	368,386	48,339,611
Life Sciences Tools & Services–3.46%
10X Genomics, Inc., Class A(b)(c)	495,971	89,274,780
Avantor, Inc.(b)	6,813,682	219,059,876
IQVIA Holdings, Inc.(b)	970,199	233,002,992
Thermo Fisher Scientific, Inc.	32,854	15,424,953
		556,762,601
Managed Health Care–0.51%
UnitedHealth Group, Inc.	200,912	82,759,671
Movies & Entertainment–0.62%
Netflix, Inc.(b)	181,692	91,356,555
Walt Disney Co. (The)(b)	45,356	8,102,849
		99,459,404
Oil & Gas Equipment & Services–1.38%
Baker Hughes Co., Class A	6,619,955	161,526,902
TechnipFMC PLC (United Kingdom)	7,157,110	61,479,575
		223,006,477
Pharmaceuticals–1.77%
Reata Pharmaceuticals, Inc., Class A(b)(c)(f)	2,082,077	284,703,209
Research & Consulting Services–0.46%
CoStar Group, Inc.(b)	86,494	73,865,876
Semiconductor Equipment–5.45%
Applied Materials, Inc.	4,067,782	561,882,727
ASML Holding N.V., New York Shares (Netherlands)	299,506	202,307,318
Lam Research Corp.	174,687	113,520,347
		877,710,392
Semiconductors–5.38%
Monolithic Power Systems, Inc.	265,258	91,015,325
NVIDIA Corp.	536,167	348,390,593
QUALCOMM, Inc.	3,178,192	427,593,952
		866,999,870
Shares		Value
Systems Software–7.99%
Microsoft Corp.	2,833,217	$707,397,620
Palo Alto Networks, Inc.(b)	957,131	347,677,836
ServiceNow, Inc.(b)	490,359	232,371,323
		1,287,446,779
Technology Hardware, Storage & Peripherals–2.20%
Apple, Inc.	2,838,857	353,749,971
Tobacco–0.72%
Philip Morris International, Inc.	1,205,129	116,210,589
Trading Companies & Distributors–1.51%
Fastenal Co.	1,789,436	94,911,685
United Rentals, Inc.(b)	443,385	148,072,855
		242,984,540
Trucking–1.52%
Knight-Swift Transportation Holdings, Inc.	1,624,260	77,525,930
Lyft, Inc., Class A(b)(c)	2,392,845	136,607,521
Uber Technologies, Inc.(b)	601,726	30,585,732
		244,719,183
Total Common Stocks & Other Equity Interests (Cost $8,050,480,964)		16,114,169,618
Money Market Funds–0.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)	26,052,133	26,052,133
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(f)(g)	18,601,104	18,608,544
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)	29,773,867	29,773,867
Total Money Market Funds (Cost $74,434,544)		74,434,544
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.45% (Cost $8,124,915,508)		16,188,604,162
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.13%
Invesco Private Government Fund, 0.01%(f)(g)(h)	137,453,174	137,453,174
Invesco Private Prime Fund, 0.09%(f)(g)(h)	206,097,321	206,179,762
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $343,632,934)		343,632,936
TOTAL INVESTMENTS IN SECURITIES–102.58% (Cost $8,468,548,442)		16,532,237,098
OTHER ASSETS LESS LIABILITIES—(2.58)%		(416,178,998)
NET ASSETS–100.00%		$16,116,058,100
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$576,441,824	$(550,389,691)	$-	$-	$26,052,133	$1,653
Invesco Liquid Assets Portfolio, Institutional Class	201,480	411,744,160	(393,335,981)	(282)	(833)	18,608,544	2,673
Invesco Treasury Portfolio, Institutional Class	-	658,790,656	(629,016,789)	-	-	29,773,867	947
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,410,510	732,063,548	(616,020,884)	-	-	137,453,174	7,317*
Invesco Private Prime Fund	7,072,440	816,885,738	(617,789,952)	2	11,534	206,179,762	53,484*
Investments in Other Affiliates:
Reata Pharmaceuticals, Inc., Class A	36,083,279	221,679,471	(1,383,960)	29,219,129	(894,710)	284,703,209	-
Total	$64,767,709	$3,417,605,397	$(2,807,937,257)	$29,218,849	$(884,009)	$702,770,689	$66,074

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$15,332,508,677	$725,044,177	$56,616,764	$16,114,169,618
Money Market Funds	74,434,544	343,632,936	—	418,067,480
Total Investments	$15,406,943,221	$1,068,677,113	$56,616,764	$16,532,237,098
Invesco American Franchise Fund